Commitments and Contingencies (Details Narrative) - JPY (¥)			12 Months Ended
	Dec. 13, 2024	May 14, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Commitments under purchase or guarantee arrangements			¥ 0	¥ 0
Legal Matters			0	0
Research and development costs			¥ 86,158,000	¥ 103,440,000	¥ 138,322,000
ZESTO Consulting LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Unpaid system development fees		¥ 21,770,000
Unpaid service fees	¥ 19,470,000
Percentage of accruing interest rate	3.00%
Research and development costs					¥ 22,470,000